CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Total attributable to Shareholders of the Company	Share capital	Share-based payment reserve	Accumulated OCI	Retained earnings (deficit)	Non-controlling interest
Equity at beginning of period at Dec. 31, 2023	$ 381,034	$ 299,906	$ 418,649	$ 2,419	$ 0	$ (121,162)	$ 81,128
Share-based payments	9,026	9,026	2,953	9,026
Shares issued in public offering	153,017	153,017	153,017
Shares issued for payment of Kurmuk deferred consideration	12,500	12,500	12,500
Shares issued to settle RSUs	0		2,953	(2,953)
Dividend paid to minority shareholder	(6,677)						(6,677)
Total (loss) earnings and comprehensive (loss) earnings	(132,603)	(128,684)			(13,052)	(115,632)	(3,919)
Equity at end of period at Dec. 31, 2024	416,297	345,765	587,119	8,492	(13,052)	(236,794)	70,532
Share-based payments	30,727	30,727	8,679	30,727
Shares issued in public offering	196,307	196,307	196,307
Recognition of non-controlling interest	5,523	7,835				7,835	(2,312)
Distribution of dividend in kind to non-controlling interest	(23,896)						(23,896)
Shares issued for payment of Kurmuk deferred consideration	21,250	21,250	21,250
Shares issued to settle RSUs	374	374	8,679	(8,305)
Dividend paid to minority shareholder	(2,408)						(2,408)
Total (loss) earnings and comprehensive (loss) earnings	(139,495)	(194,649)			(142,802)	(51,847)	55,154
Equity at end of period at Dec. 31, 2025	$ 504,679	$ 407,609	$ 813,355	$ 30,914	$ (155,854)	$ (280,806)	$ 97,070